TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information

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Transamerica PIMCO Tactical - Balanced VP

Transamerica PIMCO Tactical - Conservative VP

Transamerica PIMCO Tactical - Growth VP (the “Portfolios”)

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectuses for each of the Portfolios under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Pacific Investment Management Company LLC

Portfolio Managers:

Josh Davis, Ph.D.	Lead Portfolio Manager	since 2015
Michael Cudzil	Portfolio Manager	since 2018
Graham A. Rennison	Portfolio Manager	since 2015
Josh Thimons	Portfolio Manager	since 2012

Effective immediately, the following replaces the information in the Prospectus for each Portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Josh Davis, Ph.D.	Pacific Investment Management Company LLC	Lead Portfolio Manager of the portfolio since 2015; Employee of PIMCO since 2008; Managing Director

Michael Cudzil	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2018; Employee of PIMCO since 2012; Managing Director

Graham A. Rennison	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2015; Employee of PIMCO since 2011; Senior Vice President

Josh Thimons	Pacific Investment Management Company LLC	Portfolio Manager of the portfolio since 2012; Employee of PIMCO since 2010; Managing Director

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Effective immediately, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Pacific Investment Management Company LLC (“PIMCO”)”:

Transamerica PIMCO Tactical - Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Josh Davis, Ph.D.	7	$7.19 billion	9	$26 million	11	$893 million
Michael Cudzil*	13	$12.92 billion	3	$116 million	68	$39.30 billion
Graham A. Rennison	20	$1.87 billion	0	$0	0	$0
Josh Thimons	5	$6.06 billion	3	$354 million	4	$811 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Josh Davis, Ph.D.	0	$0	0	$0	2	$764 million
Michael Cudzil*	0	$0	0	$0	3	$582 million
Graham A. Rennison	0	$0	0	$0	0	$0
Josh Thimons	0	$0	1	$296 million	1	$118 million

*	As of June 30, 2018

Transamerica PIMCO Tactical - Conservative VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Josh Davis, Ph.D.	7	$7.19 billion	9	$26 million	11	$893 million
Michael Cudzil*	13	$12.92 billion	3	$116 million	68	$39.30 billion
Graham A. Rennison	20	$1.87 billion	0	$0	0	$0
Josh Thimons	5	$6.06 billion	3	$354 million	4	$811 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Josh Davis, Ph.D.	0	$0	0	$0	2	$764 million
Michael Cudzil*	0	$0	0	$0	3	$582 million
Graham A. Rennison	0	$0	0	$0	0	$0
Josh Thimons	0	$0	1	$296 million	1	$118 million

*	As of June 30, 2018

Transamerica PIMCO Tactical - Growth VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Josh Davis, Ph.D.	7	$7.19 billion	9	$26 million	11	$893 million
Michael Cudzil*	13	$12.92 billion	3	$116 million	68	$39.30 billion
Graham A. Rennison	20	$1.87 billion	0	$0	0	$0
Josh Thimons	5	$6.06 billion	3	$354 million	4	$811 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Josh Davis, Ph.D.	0	$0	0	$0	2	$764 million
Michael Cudzil*	0	$0	0	$0	3	$582 million
Graham A. Rennison	0	$0	0	$0	0	$0
Josh Thimons	0	$0	1	$296 million	1	$118 million

*	As of June 30, 2018

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Investors Should Retain this Supplement for Future Reference

July 30, 2018